Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000002893 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002893 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002893 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002893 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002893 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002893 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002893 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002893 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002893 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002893 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002893 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002893 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002893 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002893 | Technology - Software
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000002893 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000002893 | Technology - Computer Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002893 | Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002893 | Technology - Hardware and Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002893 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002893 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002893 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002893 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002893 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002895 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002895 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002895 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002895 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002895 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002895 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002895 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002895 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002895 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002895 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002895 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002895 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002895 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002895 | Technology - Software
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000002895 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000002895 | Technology - Computer Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002895 | Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002895 | Technology - Hardware and Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002895 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002895 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002895 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002895 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002895 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002896 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002896 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002896 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002896 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002896 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002896 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002896 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002896 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002896 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002896 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002896 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002896 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002896 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002896 | Technology - Software
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000002896 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000002896 | Technology - Computer Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002896 | Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002896 | Technology - Hardware and Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002896 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002896 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002896 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002896 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002896 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002892 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002892 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002892 | Alphabet Inc.
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002892 | Amazon.com Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002892 | Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002892 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002892 | Meta Platforms Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000002892 | Netflix Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002892 | Mastercard Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002892 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002892 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.80%
C000002892 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000002892 | InvestmentType_Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000002892 | Technology - Software
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000002892 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000002892 | Technology - Computer Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000002892 | Technology - Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000002892 | Technology - Hardware and Equipment
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000002892 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002892 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000002892 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002892 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002892 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.00%